Advances Payments for Goods	6 Months Ended
Jun. 30, 2025
Advances Payments for Goods [Abstract]
Advances payments for goods

4. Advances payments for goods

Advances payments for goods consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Advances payments for goods	$5,176,667	$4,361,465

Advances payments for goods are prepayment is the inventory purchase payment paid to the supplier. Due to frequent purchases with the supplier, a part of the payment is usually required. On February 1, 2024, the Company entered into a material purchase agreement with a supplier for a thirty-five-month period beginning February 1, 2024 and ending December 31, 2026, and purchased goods at the agreed price during the agreement period. In 2023, the company purchased goods from a supplier at preferential prices, as of December 31, 2024, the company prepaid $1,527,576 to this supplier. The Company plan to receive the inventory in 2025. As of June 30, 2025 and December 31, 2024, in order to lock in the purchase price and control the purchase cost, the company prepaid $5,176,667 and $4,361,465 to the supplier, respectively.